Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Office and electric equipment	$226,251	$223,628
Leasehold improvement	127,350	128,162
Vehicle	22,880	23,027
Subtotal	376,481	374,817
Less: accumulated depreciation and amortization	(235,362)	(198,150)
Property and equipment, net	$141,119	$176,667

Depreciation and amortization expense were $38,761 and $30,412 for the six months ended June 30, 2026 and 2025, respectively.

The Group did not record any impairment charge for the six months ended June 30, 2026 and 2025.